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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2013

Date of reporting period:       May 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Common Stocks — 100.8%	Shares	Value

Consumer Discretionary — 18.9%
Hotels, Restaurants & Leisure — 4.0%
Darden Restaurants, Inc.	339	$17,536
Marriott International, Inc. - Class A	500	19,355
		36,891
Internet & Catalog Retail — 1.8%
Expedia, Inc.	372	17,071

Media — 4.3%
Interpublic Group of Cos., Inc. (The)	1,897	19,710
John Wiley & Sons, Inc. - Class A	438	19,929
		39,639
Specialty Retail — 7.0%
Bed Bath & Beyond, Inc. (a)	311	22,470
DSW, Inc. - Class A	163	9,728
Men's Wearhouse, Inc. (The)	337	12,129
Ross Stores, Inc.	314	19,854
		64,181
Textiles Apparel & Luxury Goods — 1.8%
Wolverine World Wide, Inc.	392	16,664

Consumer Staples — 9.5%
Beverages — 4.3%
Constellation Brands, Inc. (a)	763	14,718
Dr. Pepper Snapple Group, Inc.	419	17,288
Monster Beverage Corp. (a)	101	7,333
		39,339
Food Products — 3.4%
Bunge Ltd.	244	14,518
H.J. Heinz Co.	321	17,039
		31,557
Personal Products — 1.8%
Nu Skin Enterprises, Inc. - Class A	390	16,723

Energy — 5.9%
Energy Equipment & Services — 4.0%
Atwood Oceanics, Inc. (a)	241	9,209
CARBO Ceramics, Inc.	52	4,231
Helix Energy Solutions Group, Inc. (a)	258	4,419
Oil States International, Inc. (a)	189	12,582
Superior Energy Services, Inc. (a)	318	6,881
		37,322
Oil, Gas & Consumable Fuels — 1.9%
Cimarex Energy Co.	127	6,765
Williams Cos., Inc. (The)	349	10,655
		17,420

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 100.8% (Continued)	Shares	Value

Financials — 6.8%
Capital Markets — 3.3%
Affiliated Managers Group, Inc. (a)	186	$19,171
Raymond James Financial, Inc.	325	11,108
		30,279
Real Estate Investment Trusts (REITs) — 3.5%
Digital Realty Trust, Inc.	309	21,868
UDR, Inc.	412	10,671
		32,539
Health Care — 18.6%
Health Care Equipment & Supplies — 2.3%
CareFusion Corp. (a)	876	21,234

Health Care Providers & Services — 3.9%
DaVita, Inc. (a)	234	19,012
Universal Health Services, Inc. - Class B	430	16,663
		35,675
Pharmaceuticals — 12.4%
Endo Pharmaceuticals Holdings, Inc. (a)	498	16,195
Medicis Pharmaceutical Corp. - Class A	414	14,945
Mylan, Inc. (a)	1,404	30,425
Salix Pharmaceuticals Ltd. (a)	455	23,574
Watson Pharmaceuticals, Inc. (a)	419	29,870
		115,009
Industrials — 13.3%
Aerospace & Defense — 1.4%
Triumph Group, Inc.	213	12,746

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc. (a)	275	9,768

Machinery — 4.5%
Crane Co.	254	9,624
Lincoln Electric Holdings, Inc.	670	31,879
		41,503
Marine — 2.1%
Kirby Corp. (a)	363	19,159

Professional Services — 4.3%
IHS, Inc. - Class A (a)	189	18,709
Verisk Analytics, Inc. - Class A (a)	438	20,980
		39,689

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 100.8% (Continued)	Shares	Value

Information Technology — 14.6%
Communications Equipment — 2.5%
NETGEAR, Inc. (a)	299	$9,386
Polycom, Inc. (a)	1,157	13,236
		22,622
Computers & Peripherals — 1.0%
NCR Corp. (a)	447	9,575

Internet Software & Services — 1.3%
LogMeIn, Inc. (a)	385	12,339

IT Services — 2.7%
Global Payments, Inc.	296	12,574
VeriFone Systems, Inc. (a)	344	12,422
		24,996
Semiconductors & Semiconductor Equipment — 3.0%
Fairchild Semiconductor International, Inc. (a)	1,021	13,487
Lam Research Corp. (a)	187	6,975
MEMC Electronic Materials, Inc. (a)	4,026	6,723
		27,185
Software — 4.1%
Citrix Systems, Inc. (a)	95	6,943
Compuware Corp. (a)	1,447	13,023
Nuance Communications, Inc. (a)	620	12,828
Red Hat, Inc. (a)	96	4,932
		37,726
Materials — 7.5%
Chemicals — 4.4%
Celanese Corp. - Series A	409	16,282
CF Industries Holdings, Inc.	64	10,942
Eastman Chemical Co.	284	13,223
		40,447
Metals & Mining — 3.1%
Cliffs Natural Resources, Inc.	447	21,358
Molycorp, Inc. (a)	368	7,242
		28,600
Telecommunication Services — 3.6%
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	558	21,885

Wireless Telecommunication Services — 1.2%
Leap Wireless International, Inc. (a)	2,032	11,725

Utilities — 2.1%
Electric Utilities — 2.1%
ITC Holdings Corp.	282	19,444

Total Common Stocks (Cost $912,309)		$930,952

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Money Market Funds — 4.6%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.01% (b) (Cost $42,785)	42,785	$42,785

Total Investments at Value — 105.4% (Cost $955,094)		$973,737

Liabilities in Excess of Other Assets — (5.4%)		(50,344)

Net Assets — 100.0%		$923,393

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at May 31, 2012.

See accompanying notes to Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments
May 31, 2012 (Unaudited)

1.	Securities Valuation

NCM Capital Mid-Cap Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotations are readily available are valued at fair value as determined in good faith using methods approved by the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$930,952	$–	$–	$930,952
Money Market Funds	42,785	–	–	42,785
Total	$973,737	$–	$–	$973,737

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments (Continued)

During the quarter ended May 31, 2012, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held in the Fund during the quarter ended May 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2012:

Tax cost of portfolio investments	$971,193

Gross unrealized appreciation	$89,326
Gross unrealized depreciation	(86,782)

Net unrealized appreciation	$2,544

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	July 20, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 20, 2012

* Print the name and title of each signing officer under his or her signature.